Summary of Securities Maturity Schedule (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 513,541	$ 537,560
Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	126,418	114,744
Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	51,493	51,286
Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,145	9,662
Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24,394	23,468
Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,811	8,341
Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,445	7,706
Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,484	1,886
Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	214	223
Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,685	18,997
Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,072	6,604
Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,613	12,393
Trading securities [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	54,237	44,456
Trading securities [member] | Equity security [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	54,204	44,423
Trading securities [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33	33
Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3	5
Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,845	7,681
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	288	287
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	288	287
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,683	6,645
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,885	5,900
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	750	710
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	48	35
Non trading financial assets at fair value through profit or loss [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	874	749
Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	816	698
Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	58	51
Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,818	5,039
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,720	2,422
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	484	203
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8	8
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	411	575
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,817	1,636
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,098	2,617
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,577	2,335
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	521	282
Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	69,444	67,322
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	52,927	50,882
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,210	16,368
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,002	11,559
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,498	1,682
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,940	20,240
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,277	1,033
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,004	13,121
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,114	4,440
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,890	8,681
Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,513	3,319
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,170	2,221
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	343	1,098
Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	308,016	342,774
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	230,304	256,362
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	25,344	19,753
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	146,217	172,383
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	41,269	47,572
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,474	16,654
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	77,712	86,412
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	39,888	49,893
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,791	17,242
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,552	4,296
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,481	$ 14,981
Within 1 year [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	64,014
Within 1 year [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	21,731
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,813
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,275
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,843
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,920
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,245
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	485
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	45
Within 1 year [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,918
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	895
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,023
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,263
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,697
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	484
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	279
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	934
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	566
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	539
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	27
Within 1 year [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,014
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,827
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,704
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,513
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	163
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,447
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,187
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,946
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,241
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	28,995
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	27,424
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	920
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,811
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,931
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	762
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,571
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	25
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	39
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,507
One To Three Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	91,591
One To Three Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,474
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,303
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,427
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,606
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	829
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,673
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	727
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	41
One To Three Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,170
One To Three Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,174
One To Three Year [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,996
One To Three Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	599
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	599
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	557
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	42
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,485
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	93
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	77
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,392
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,045
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	347
One To Three Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,883
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,079
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,507
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,535
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,090
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,426
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	521
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,804
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	272
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,532
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	56,150
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	44,672
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,728
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,612
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,870
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,462
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,478
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,046
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,736
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,696
Three To Five Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	101,313
Three To Five Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,705
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,138
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,008
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,493
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	515
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	791
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	267
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	64
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,565
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,120
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,445
Three To Five Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	765
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	765
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	564
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	201
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	824
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	55
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	55
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	769
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	626
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	143
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,902
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,797
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,367
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	696
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	170
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,808
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,756
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,105
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,105
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	78,117
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	59,704
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,330
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	30,797
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,431
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,146
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,413
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,352
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,571
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,490
Five To Ten Years [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	98,748
Five To Ten Years [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,729
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,831
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,414
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,521
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	335
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,492
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	64
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,898
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,110
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,788
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	680
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	680
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	657
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,245
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	874
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	874
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	371
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	367
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24,185
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22,266
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,356
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	888
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	75
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,947
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,919
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	166
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,753
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	62,909
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	50,649
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,098
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	34,423
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,037
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,091
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,260
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,057
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	209
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,206
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,788
Later than ten years [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	98,717
Later than ten years [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,540
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,408
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,021
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,931
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	212
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,244
Later than ten years [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,132
Later than ten years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	773
Later than ten years [member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	359
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	385
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	278
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	278
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	107
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	107
Later than ten years [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,947
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,958
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	276
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,370
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	312
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,989
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,730
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,259
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	81,845
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47,855
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,268
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	46,574
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33,990
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,408
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,582
With No Specific Maturity [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	59,158
With No Specific Maturity [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	54,239
With No Specific Maturity [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
With No Specific Maturity [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	54,237
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	54,204
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,405
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	531
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	484
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	874
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	816
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	58
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,513
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,513
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,170
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 343